Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Reserves	Retained Earnings	Noncontrolling Interest	Total
Balance at Dec. 31, 2018	$ 28,853	$ 39,310,178	$ (2,066,364)	$ 6,461,788	$ 58,333,136	$ 7,918,096	$ 109,985,687
Balance (In Shares) at Dec. 31, 2018	28,853,242
Foreign currency translation adjustment	$ 0	0	(4,074,549)	0	0	15,405	(4,059,144)
Net income (loss)	0	0	0	0	665,131	(233,808)	431,323
Balance at Jun. 30, 2019	$ 28,853	39,310,178	(6,140,913)	6,461,788	58,998,267	7,699,693	106,357,866
Balance (In Shares) at Jun. 30, 2019	28,853,242
Balance at Dec. 31, 2019	$ 28,853	39,310,178	(7,590,943)	6,379,276	52,058,681	4,346,216	94,532,261
Balance (In Shares) at Dec. 31, 2019	28,853,242
Issuance of common stock for service	$ 36	33,776	0	0	0	0	33,812
Issuance of common stock for service (in shares)	35,592
Foreign currency translation adjustment	$ 0	0	(1,395,680)	0	0	1,246	(1,394,434)
Net income (loss)	0	0	0	0	1,224,415	(253,220)	971,195
Balance at Jun. 30, 2020	$ 28,889	$ 39,343,954	$ (8,986,623)	$ 6,379,276	$ 53,283,096	$ 4,094,242	$ 94,142,834
Balance (In Shares) at Jun. 30, 2020	28,888,834